Note 38 - Subsequent events (Details Textual) R in Millions					1 Months Ended			12 Months Ended
	Jan. 11, 2019 USD ($) shares	Jan. 10, 2019 USD ($)	Nov. 05, 2018 shares	May 31, 2018 USD ($)	Feb. 28, 2019 ZAR (R)	Feb. 28, 2019 USD ($)	May 31, 2018 USD ($)	Dec. 31, 2018 USD ($)		Dec. 31, 2017 USD ($)		Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Statement Line Items [Line Items]
Total borrowings								$ 5,960,000		$ 1,486,000				$ 2,987,000
Blanket Mine (1983) (Private) Limited [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary			64.00%					49.00%	[1],[2]	49.00%	[1],[2]
Femiro [Member]
Statement Line Items [Line Items]
Proportion of ownership interest acquired			15.00%
Number of instruments or interests issued or issuable for cancellation of loan | shares			727,266
Shares issued or issuable, price per share			7.15
Femiro [Member] | Facilitation loan [member]
Statement Line Items [Line Items]
Total borrowings												$ 11,468,000	$ 11,467,000
SH Minerals [member]
Statement Line Items [Line Items]
Share sale agreement, amendment, purchase price				$ 3,000,000			$ 3,000,000
Share sale agreement, amendment, amount of each payment				$ 1,000,000			$ 1,000,000
RSU and PSU settlement and new grants [member]
Statement Line Items [Line Items]
Number of shares issued to settled share-based payments arrangement | shares	93,664
Payments to settled share-based payments arrangement	$ 885,000
Gold hedge [member] | Derivative contract for 4,500 ounces of Gold [member] | Commodity price risk [member]
Statement Line Items [Line Items]
Derivative contract, number of ounces of gold hedged		4,500
Hedging instruments, protected, price		$ 1,250
Sales agreement with Eersteling Gold Mining Company Limited [member] | SH Minerals [member]
Statement Line Items [Line Items]
Share sale agreement, amendment, amount of payment, received					R 13	$ 1,000,000
Performance share units (PSUs) [member]
Statement Line Items [Line Items]
Vesting period of other equity instruments								3
Performance share units (PSUs) [member] | RSU and PSU settlement and new grants [member]
Statement Line Items [Line Items]
Number of other equity instruments exercised or vested in share-based payment arrangement	224,667
Number of other equity instruments granted in share-based payment arrangement	95,740
Vesting period of other equity instruments	3
Restricted stock units (RSUs) [member]
Statement Line Items [Line Items]
Vesting period of other equity instruments								3
Restricted stock units (RSUs) [member] | RSU and PSU settlement and new grants [member]
Statement Line Items [Line Items]
Number of other equity instruments exercised or vested in share-based payment arrangement	69,307

[1]	Blanket has no subsidiary companies
[2]	Refer to Note 6, for the effective shareholding. NCI has a 16.2% interest in cash flows of Blanket only.